Other Employee-Related Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 3,632	€ 3,717
Other non-financial liabilities, current	€ 4,818	€ 5,203
% of other non-financial liabilities, current	75.00%	71.00%
Other employee-related liabilities, non-current	€ 426	€ 398
Other non-financial liabilities, non-current	€ 705	€ 860
% of other non-financial liabilities, non-current	60.00%	46.00%
Other employee-related liabilities	€ 4,058	€ 4,115
Other non-financial liabilities	€ 5,523	€ 6,063
% of other non-financial liabilities	73.00%	68.00%